Income Taxes (Schedule Of Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Entity Information [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%
State income tax, net of federal tax benefit	4.20%	4.40%	5.60%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Research and Development, Percent	0.00%	0.00%	(1.90%)
Depreciation flow through and amortization	(6.80%)	(5.70%)	(15.60%)
Effective Income Tax Rate Reconciliation, Funds Used during Construction, Equity	1.00%	0.20%	0.30%
Other - net	1.20%	1.30%	(0.30%)
Effective tax rate	20.60%	21.20%	9.10%
Indianapolis Power And Light Company
Entity Information [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%
State income tax, net of federal tax benefit	4.20%	4.40%	5.60%
Amortization of investment tax credits	0.00%	0.00%	(0.50%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Research and Development, Percent	0.00%	0.00%	(1.60%)
Depreciation flow through and amortization	(5.10%)	(4.70%)	(12.60%)
Effective Income Tax Rate Reconciliation, Funds Used during Construction, Equity	0.70%	0.20%	0.30%
Other - net	1.00%	0.80%	(0.10%)
Effective tax rate	21.80%	21.70%	12.10%